Parent Entity Financial Information (Details) - Schedule of Individual Financial Statements - Parent Company [Member] - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Balance sheet
Current assets	$ 14,724,947	$ 20,348,996
Non-current assets	859,110	1,580,065
Total assets	15,584,057	21,929,061
Current liabilities	2,775,925	2,213,981
Non-current liabilities	141,510	152,207
Total liabilities	2,917,435	2,366,188
Shareholders’ equity
Share capital	88,504,043	88,436,263
Reserves
Share-based payments	3,059,321	3,123,759
Accumulated losses	(78,896,742)	(71,997,149)
Total Shareholders' equity	12,666,662	19,562,873
Loss for the year	6,899,593	3,700,827
Total comprehensive loss	$ 6,899,593	$ 3,700,827